Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 2,151	¥ 2,248
Remaining performance obligations, Transaction price	¥ 785		¥ 1,135
Estimated contract period	1 year		1 year